Amounts Included in Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
U.S. Plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Actuarial Loss	$ 310.7	$ 507.4
Prior Service Cost	(3.5)	(4.0)
Gross Amount in Accumulated Other Comprehensive Income	307.2	503.4
Income Tax Effect	119.5	189.6
Net Amount in Accumulated Other Comprehensive Income	187.7	313.8
Non U.S. Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Actuarial Loss	40.9	46.8
Gross Amount in Accumulated Other Comprehensive Income	40.9	46.8
Income Tax Effect	4.8	5.8
Net Amount in Accumulated Other Comprehensive Income	36.1	41.0
Supplemental Plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Actuarial Loss	64.2	71.4
Prior Service Cost	1.6	2.1
Gross Amount in Accumulated Other Comprehensive Income	65.8	73.5
Income Tax Effect	25.6	27.7
Net Amount in Accumulated Other Comprehensive Income	$ 40.2	$ 45.8